EQ ADVISORS TRUSTSM

SUPPLEMENT DATED DECEMBER 31, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2018, AS SUPPLEMENTED

SUPPLEMENT DATED DECEMBER 31, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED AUGUST 1, 2018

SUPPLEMENT DATED DECEMBER 31, 2018 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED DECEMBER 31, 2018

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2018, as supplemented, the Summary Prospectus and Prospectus dated August 1, 2018, and the Summary Prospectus and Prospectus dated December 31, 2018, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain additional copies of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

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Effective January 1, 2019, the following information is added to the beginning of the Summary Prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolio. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolio’s shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolio’s shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com.

Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolio that you wish to continue receiving paper copies of shareholder reports by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

Effective January 1, 2019, the following information is added to the front cover of the Prospectus:

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolios’ annual and semi-annual shareholder reports unless you specifically request paper copies from the insurance company that offers your variable life insurance contract and/or variable annuity certificate or contract (“contract”), from your financial intermediary, or from the Portfolios. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a contractholder, you may elect to receive the Portfolios’ shareholder reports and other communications electronically from the insurance company by following the instructions provided by the insurance company. For other shareholders, you may elect to receive the Portfolios’ shareholder reports and other communications electronically by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com.

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Beginning on January 1, 2019, you may elect to receive all future shareholder reports in paper free of charge. If you are a contractholder, you can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by the insurance company. For other shareholders, you can inform the Portfolios that you wish to continue receiving paper copies of shareholder reports by calling 1-877-222-2144 or by sending an e-mail request to service@axa.us.com. Your election to receive shareholder reports in paper will apply to all portfolio companies available under your contract (if you are a contractholder) or all Portfolios held with the fund complex (for other shareholders).

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